Form N-1A Supplement	Dec. 31, 2025
First Eagle Global Fund | First Eagle Global Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Global Fund
Summary Information
First Eagle Overseas Fund | First Eagle Overseas Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Overseas Fund
Summary Information
First Eagle U.S. Fund | First Eagle U.S. Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle U.S. Fund
Summary Information
First Eagle Gold Fund | First Eagle Gold Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Gold Fund
Summary Information
First Eagle Global Balanced Fund | First Eagle Global Balanced Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Global Balanced Fund (formerly named First Eagle Global Income Builder Fund)
Summary Information
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Rising Dividend Fund
Summary Information
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Small Cap Opportunity Fund
Summary Information
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle U.S. Smid Cap Opportunity Fund
Summary Information
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Global Real Assets Fund
Summary Information
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle High Yield Municipal Fund
Summary Information
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Short Duration High Yield Municipal Fund
Summary Information
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Eagle Core Plus Municipal Fund
Summary Information